United States

Securities and Exchange Commission

Washington, D.C. 20549

Amended

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 9/30/10

Date of Reporting Period: Quarter ended 12/31/09

Item 1.	Schedule of Investments

Federated Ultrashort Bond Fund

Portfolio of Investments

December 31, 2009 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 1.8%
		Federal National Mortgage Association – 1.8%
$5,474,011		FNMA ARM 544848, 2.955%, 4/01/2030	$5,618,130
4,014,812		FNMA ARM 544872, 3.218%, 7/01/2034	4,169,101
894,405		FNMA ARM 556379, 1.944%, 5/01/2040	904,184
4,367,893		FNMA ARM 618128, 2.522%, 8/01/2033	4,478,292
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $14,957,090)	15,169,707
		Asset-Backed Securities – 34.1%
		Auto Receivables – 17.2%
3,489,341		Americredit Automobile Receivables Trust 2005-BM, Class A4, 0.315%, 5/6/2012	3,454,676
3,718,166		Americredit Automobile Receivables Trust 2005-CF, Class A4, 4.63%, 6/6/2012	3,771,666
2,308,095		Americredit Automobile Receivables Trust 2005-DA, Class A4, 5.02%, 11/6/2012	2,337,244
9,504,386		Americredit Automobile Receivables Trust 2007-AX, Class A4, 0.275%, 10/6/2013	9,297,808
449,646		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	453,314
2,250,000		Americredit Automobile Receivables Trust 2007-CM, Class A4A, 5.55%, 4/7/2014	2,280,924
5,750,000		Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.315%, 4/7/2014	5,518,412
3,500,000		Americredit Automobile Receivables Trust 2009-1, Class B, 3.76%, 7/15/2015	3,473,597
2,460,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	2,539,086
3,000,000	[1,2]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.383%, 9/15/2014	3,007,314
6,500,000		BMW Vehicle Lease Trust 2009-1, Class A3, 2.91%, 3/15/2012	6,625,677
8,000,000	[1,2]	Bank of America Auto Trust 2009-3, Class A3, 1.67%, 12/15/2013	7,985,404
3,161,243		Capital One Auto Finance Trust 2005-C, Class A4A, 4.71%, 6/15/2012	3,227,561
3,041,746		Capital One Auto Finance Trust 2005-C, Class A4B, 0.273%, 6/15/2012	3,034,697
1,785,694		Capital One Auto Finance Trust 2006-A, Class A4, 0.243%, 12/15/2012	1,770,061
2,528,970		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	2,548,834
4,551,645		Capital One Auto Finance Trust 2007-C, Class A3B, 0.743%, 4/16/2012	4,549,609
1,084,809		Carmax Auto Owner Trust 2007-3, Class A3B, 0.633%, 12/15/2011	1,085,487
6,250,000	[1,2]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	6,221,984
7,788		Fifth Third Auto Trust 2008-1, Class A2B, 1.483%, 2/15/2011	7,794
719,317		Harley-Davidson Motorcycle Trust 2007-3, Class A3, 0.583%, 6/15/2012	717,488
9,738		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	9,756
2,069,000		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	2,132,511
4,250,000		Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	4,319,511
8,000,000		Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	7,946,657
2,449,532		Household Automotive Trust 2007-1, Class A3, 5.30%, 11/17/2011	2,482,766
4,581,004	[1,2]	Huntington Auto Trust 2008-1, Class A3B, 1.733%, 4/16/2012	4,621,472
6,000,000		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	6,253,897
796,512		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	824,901
2,012,752		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	2,044,201
428,541		Hyundai Auto Receivables Trust 2008-A, Class A2, 4.16%, 5/16/2011	430,834
3,000,000		Hyundai Auto Receivables Trust 2008-A, Class A3, 4.93%, 12/17/2012	3,134,121
1,850,000		Mercedes-Benz Auto Receivables 2009-1, Class A3, 1.67%, 1/15/2014	1,848,077
4,000,000		Nissan Auto Lease Trust 2009-A, Class A3, 2.92%, 12/15/2011	4,088,900
1,276,799		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	1,291,692
2,000,000		Superior Wholesale Inventory Financing Trust 2007-AE1, Class B, 0.533%, 1/15/2012	2,000,551
3,892,853		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	3,999,970
2,000,000		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	2,044,812

Principal Amount or Shares			Value
$3,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	3,170,834
4,000,000		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	3,988,615
224,277		USAA Auto Owner Trust 2008-3, Class A2, 3.58%, 3/15/2011	224,587
2,000,000		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	2,041,172
3,500,000	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	3,591,569
4,000,000		World Omni Automobile Lease Securitization Trust 2009-A, Class A4, 2.09%, 2/16/2015	3,990,121
3,000,000		World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.533%, 10/15/2012	3,030,299
		TOTAL	143,420,463
		Credit Card – 12.8%
1,945,000		American Express Credit Account Master Trust 2005-5A, Class A, 0.273%, 2/15/2013	1,943,552
6,250,000	[1,2]	American Express Credit Account Master Trust 2006-B, Class B, 0.383%, 8/15/2013	6,129,524
4,000,000		American Express Credit Account Master Trust 2007-6, Class B, 0.333%, 1/15/2013	3,979,489
3,000,000	[1,2]	American Express Credit Account Master Trust 2007-6, Class C, 0.513%, 1/15/2013	2,971,171
2,900,000		American Express Credit Account Master Trust 2008-3 A, Class A, 1.183%, 8/15/2012	2,902,285
3,180,000		American Express Credit Account Master Trust, Class B, 0.353%, 10/15/2012	3,169,723
1,200,000		American Express Issuance Trust 2007-1B, 9/15/2011, 0.783%, 9/15/2011	1,191,078
4,000,000		Bank of America Credit Card Trust 2008-A9, 7/16/2012, Class A9, 4.07%, 7/16/2012	4,017,914
8,520,000		Bank of America Credit Card Trust 2007-B1, 6/15/2012, Class B1, 0.313%, 6/15/2012	8,520,710
275,000		Bank of America Credit Card Trust 2007-B4, 9/15/2012, Class B4, 0.323%, 9/15/2012	273,413
500,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	534,851
4,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 0.523%, 6/15/2014	3,763,306
3,000,000		Bank of America Credit Card Trust 2007-C2, Class C2, 0.503%, 9/17/2012	2,973,450
3,000,000		Capital One Multi Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	3,035,482
5,920,000		Capital One Multi-Asset Execution Trust 2003-B5, Class B5, 4.79%, 8/15/2013	6,016,669
6,000,000		Chase Issuance Trust 2006-B2, Class B2, 0.333%, 10/15/2012	5,947,087
4,000,000		Chase Issuance Trust 2009-A3, Class A3, 2.40%, 6/17/2013	4,049,549
2,475,000		Chase Issuance Trust 2005-C1, Class C1, 0.603%, 11/15/2012	2,461,001
3,500,000		Citibank Credit Card Issuance Trust 2001-A4, Class A4, 5.375%, 4/10/2013	5,128,997
5,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 0.352%, 11/25/2013	4,951,190
5,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 0.555%, 10/7/2013	4,910,258
2,255,000		Citibank Credit Card Issuance Trust 2007-B2, Class B2, 5.00%, 4/2/2012	2,277,965
2,640,000		Citibank Credit Card Issuance Trust 2007-B6, Class B6, 5.00%, 11/8/2012	2,702,118
1,600,000		MBNA Credit Card Master Note Trust 2003-C1, Class C1, 1.933%, 6/15/2012	1,600,400
6,500,000		MBNA Credit Card Master Note Trust 2004-B2, Class B2, 0.623%, 12/16/2013	6,309,173
5,750,000		MBNA Master Credit Card Trust 2000-E, Class B, 8.15%, 10/15/2012	5,861,058
6,000,000		National City Credit Card Master Trust 2005-1, Class A, 0.283%, 8/15/2012	5,968,957
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 0.423%, 8/15/2012	986,891
2,000,000		National City Credit Card Master Trust 2006-1, Class A, 0.273%, 3/15/2013	1,978,542
		TOTAL	106,555,803
		Equipment Lease – 1.0%
2,000,000		CNH Equipment Trust 2008-B, Class A4B, 2.133%, 12/15/2014	2,007,651
4,000,000	[1,2]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	3,997,612
2,500,000	[1,2]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	2,485,645
		TOTAL	8,490,908
		Home Equity Loan – 2.5%
2,500,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.591%, 7/25/2035	1,781,296
1,559,791		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-5, Class 1A4, 4.396%, 2/25/2030	1,476,951
438,709		Citifinancial Mortgage Securities, Inc. Series 2003-4, Class AF4, 4.427%, 10/25/2033	398,360
419,409		Citigroup Mortgage Loan Trust Inc. 2006-WFH3, Class A2, 0.331%, 10/25/2036	397,731

Principal Amount or Shares			Value
$161,171		Countrywide Asset Backed Certificates 2004-4, Class A, 0.601%, 8/25/2034	134,549
894,946		Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.483%, 9/20/2023	467,573
213,393		JP Morgan Mortgage Acquisition Corp. 2006-CH1, Class A2, 0.281%, 7/25/2036	210,283
328,840		Lehman XS Trust 2005-8, Class 2A1A, 0.431%, 12/25/2035	306,631
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.911%, 11/25/2034	619,962
795,347		Morgan Stanley Capital Inc. 2006-NC4, Class A2B, 0.321%, 6/25/2036	750,142
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	10,531
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.561%, 2/25/2035	106,747
810,706		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	733,900
1,108,911		Popular ABS Mortgage Pass-Through Trust 2006-D, Class A1, 0.291%, 11/25/2046	1,086,528
1,318,423	[1,2]	Quest Trust 2004 - X1, Class A, 0.561%, 3/25/2034	929,705
535,441		Residential Asset Securities Corp. 2005-KS11, Class AI3, 0.431%, 12/25/2035	459,822
164,978		Residential Asset Securities Corporation 2003-KS6, Class A2, 0.831%, 8/25/2033	120,904
3,642,670		Structured Asset Securities Corp. 2006-WF1, Class A4, 0.401%, 2/25/2036	3,362,126
2,532,132	[1,2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
8,088,885		Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.381%, 5/25/2036	7,567,473
		TOTAL	20,921,214
		Manufactured Housing – 0.4%
580,792		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	584,431
2,300,499		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	2,325,982
72,847		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	67,643
		TOTAL	2,978,056
		Other – 0.2%
168,205		Caterpillar Financial Asset Trust 2008-A A2B, 12/27/2010, Class A2B, 1.381%, 12/27/2010	168,290
1,100,768		Green Tree Recreational Equipment & Consumer Trust Series 2008-REC1, Class A1, 9.50%, 3/25/2025	1,110,103
1,413,623	[1]	KLIO Funding Ltd. 2004-1A, Class A1, 0.828%, 4/23/2039	42,649
		TOTAL	1,321,042
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $285,841,173)	283,687,486
		CORPORATE BONDS – 24.4%
		Basic Industry — Chemicals – 0.4%
2,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	2,103,212
1,500,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,585,157
		TOTAL	3,688,369
		Basic Industry — Metals & Mining – 0.4%
3,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	3,214,216
		Capital Goods — Aerospace & Defense – 0.6%
1,200,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,220,280
2,000,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	2,049,162
1,500,000		Raytheon Co., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,646,035
		TOTAL	4,915,477
		Capital Goods — Diversified Manufacturing – 1.2%
6,500,000		General Electric Co., Floating Rate Note, 0.411%, 11/1/2012	6,278,027
1,500,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,805,320
1,500,000		Tyco Electronics Group SA, Company Guarantee, 6.00%, 10/1/2012	1,592,508
		TOTAL	9,675,855
		Communications — Media & Cable – 1.0%
2,000,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	2,002,659
1,500,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,655,927

Principal Amount or Shares			Value
$1,750,000	[1,2]	Cox Enterprises, Inc., Unsecd. Note, 7.875%, 9/15/2010	1,819,167
3,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	3,207,045
		TOTAL	8,684,798
		Communications — Media Noncable – 0.8%
2,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	2,327,141
4,750,000		Reed Elsevier, Inc., Floating Rate Note, 0.584%, 6/15/2010	4,745,318
		TOTAL	7,072,459
		Communications — Telecom Wireless – 0.9%
1,500,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 3.75%, 5/20/2011	1,548,099
1,750,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,910,108
2,000,000		Vodafone Group PLC, 5.35%, 2/27/2012	2,138,901
1,500,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,615,449
		TOTAL	7,212,557
		Communications — Telecom Wirelines – 1.5%
1,500,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,653,640
3,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	3,192,020
2,000,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,163,750
1,000,000		Telecom Italia Capital, 5.25%, 11/15/2013	1,055,827
2,290,000		Telecom Italia Capital, Note, 0.761%, 2/1/2011	2,284,561
1,500,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,627,956
750,000		Verizon Global Funding, Note, 7.25%, 12/1/2010	793,447
		TOTAL	12,771,201
		Consumer Cyclical — Automotive – 0.2%
2,000,000		DaimlerChrysler North America Holding Corp., 5.875%, 3/15/2011	2,087,710
		Consumer Cyclical — Entertainment – 0.3%
1,500,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,604,778
500,000		Walt Disney Co., Note, 6.375%, 3/1/2012	549,715
		TOTAL	2,154,493
		Consumer Cyclical — Retailers – 0.6%
1,500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,596,908
1,500,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,616,543
1,500,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,558,414
		TOTAL	4,771,865
		Consumer Non-Cyclical — Food/Beverage – 1.7%
1,500,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,700,876
1,450,000		Diageo Finance BV, 3.875%, 4/1/2011	1,498,351
1,500,000		General Mills, Inc., 5.65%, 9/10/2012	1,636,842
2,500,000		Kellogg Co., 4.25%, 3/6/2013	2,646,911
1,275,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,357,481
2,000,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	2,158,712
1,500,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.75%, 3/1/2014	1,559,230
1,500,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,590,018
		TOTAL	14,148,421
		Consumer Non-Cyclical — Health Care – 0.1%
1,095,000		Covidien International Finance SA, 5.45%, 10/15/2012	1,190,809
		Consumer Non-Cyclical — Pharmaceuticals – 0.4%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,581,553
1,750,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,854,975
		TOTAL	3,436,528

Principal Amount or Shares			Value
		Consumer Non-Cyclical — Products – 0.4%
$950,000		Philips Electronics NV, 4.625%, 3/11/2013	996,886
1,500,000		Procter & Gamble Co., 4.60%, 1/15/2014	1,608,803
1,000,000		Procter & Gamble International Funding SCA, 1.35%, 8/26/2011	1,003,548
		TOTAL	3,609,237
		Consumer Non-Cyclical — Supermarkets – 0.2%
1,500,000		Kroger Co., 5.00%, 4/15/2013	1,588,658
		Energy — Independent – 0.2%
1,500,000		Devon Financing Corp., 6.875%, 9/30/2011	1,627,283
		Energy — Integrated – 1.6%
1,500,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,612,517
1,000,000	[1,2]	Enel Finance International SA, Series 144A, 3.875%, 10/7/2014	1,013,356
3,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	3,228,920
3,000,000		P G & E Corp., 5.75%, 4/1/2014	3,231,857
833,500	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	862,098
3,000,000		Statoil ASA, 2.90%, 10/15/2014	2,991,768
		TOTAL	12,940,516
		Energy — Oil Field Services – 0.4%
3,000,000		Weatherford International, Inc., 5.95%, 6/15/2012	3,216,290
		Energy — Refining – 0.3%
2,500,000		Valero Energy Corp., 6.875%, 4/15/2012	2,693,213
		Financial Institution — Banking – 4.6%
1,500,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, Series 144A, 2.375%, 12/21/2012	1,489,659
750,000		Bank of America Corp., 4.25%, 10/1/2010	769,715
1,700,000		Bank of America Corp., Unsecd. Note, 7.80%, 2/15/2010	1,713,578
1,500,000	[1,2]	Barclays Bank PLC, 7.375%, 6/15/2049	1,343,022
3,000,000		Capital One Financial Corp., Sr. Note, Series MTN, 5.70%, 9/15/2011	3,164,960
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,039,881
3,500,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 2.75%, 10/15/2012	3,535,465
1,500,000		Goldman Sachs Group, Inc., 5.30%, 2/14/2012	1,592,249
1,500,000		Household Finance Corp., 7.00%, 5/15/2012	1,633,434
4,000,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 5.60%, 6/1/2011	4,235,049
2,000,000		Morgan Stanley, Note, 4.00%, 1/15/2010	2,001,788
3,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	3,000,836
2,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	2,077,945
1,500,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,619,757
3,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	3,125,731
6,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	5,953,360
		TOTAL	38,296,429
		Financial Institution — Brokerage – 0.4%
3,250,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	3,239,273
		Financial Institution — Finance Noncaptive – 0.8%
2,250,000		American Express Credit Corp., 5.875%, 5/2/2013	2,411,890
2,000,000		American Express Credit Corp., 7.30%, 8/20/2013	2,251,803
2,000,000		General Electric Capital Corp., Floating Rate Note, 0.404%, 4/10/2012	1,953,910
		TOTAL	6,617,603
		Financial Institution — Insurance — Health – 0.4%
3,250,000		Anthem, Inc., 6.80%, 8/1/2012	3,590,141
		Financial Institution — Insurance — Life – 0.8%
3,500,000	[1,2]	Metropolitan Life Global Funding I, 4.625%, 8/19/2010	3,549,500

Principal Amount or Shares			Value
$1,500,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,586,207
1,700,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	1,744,429
		TOTAL	6,880,136
		Financial Institution — Insurance — P&C – 0.4%
1,250,000		The Travelers Cos., Inc., Sr. Unsecd. Note, Series MTN, 5.375%, 6/15/2012	1,332,736
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,815,000
		TOTAL	3,147,736
		Financial Institution — REITs – 0.5%
3,150,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2014	3,241,983
1,000,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	927,423
		TOTAL	4,169,406
		Technology – 1.1%
1,300,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,365,631
2,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	2,107,614
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,223,751
3,000,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	3,132,786
		TOTAL	8,829,782
		Utility — Electric – 1.9%
1,500,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,532,625
1,500,000		Consolidated Edison Co., Deb., 4.875%, 2/1/2013	1,596,507
1,500,000	[1,2]	Electricite De France, 5.50%, 1/26/2014	1,631,006
2,000,000		FirstEnergy Solutions Corp., 4.80%, 2/15/2015	2,043,684
2,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	2,547,163
1,750,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,770,979
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	2,051,216
2,500,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	2,668,679
		TOTAL	15,841,859
		Utility — Natural Gas Pipelines – 0.3%
1,945,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	2,103,907
		TOTAL CORPORATE BONDS (IDENTIFIED COST $198,139,155)	203,416,227
		Mortgage-Backed Securities – 0.2%
		Federal National Mortgage Association – 0.2%
625,306		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	662,922
1,297,730		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	1,401,042
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,999,400)	2,063,964
		Collateralized Mortgage Obligations – 7.1%
		Commercial Mortgage – 0.7%
2,234,922		Banc of America Commercial Mortgage, Inc. 2004-6, 4.161%, 12/10/2042	2,232,827
1,188,103		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	1,210,558
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.649%, 6/13/2042	2,532,363
		TOTAL	5,975,748
		Federal Home Loan Mortgage Corporation – 2.7%
535,396		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.583%, 2/15/2018	537,333
4,535,396		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.693%, 2/15/2034	4,465,064
4,916,249		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.613%, 5/15/2036	4,834,859
4,682,665		Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.983%, 7/15/2036	4,646,611
5,585,475		Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.143%, 7/15/2037	5,586,667

Principal Amount or Shares			Value
$2,884,034		Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.633%, 7/15/2036	2,841,715
		TOTAL	22,912,249
		Federal National Mortgage Association – 2.7%
6,135,088		Federal National Mortgage Association REMIC 2009-69 F, 1.081%, 4/25/2037	6,115,968
2,445,827		Federal National Mortgage Association REMIC 2002-77 FA, 1.232%, 12/18/2032	2,479,732
5,266,661		Federal National Mortgage Association REMIC 2008-69 FB, 1.231%, 6/25/2037	5,266,709
4,758,770		Federal National Mortgage Association REMIC 2009-42 FG, 1.031%, 5/25/2039	4,707,682
3,948,850		Federal National Mortgage Association REMIC 2009-63, Class FB, 0.731%, 8/25/2039	3,881,454
		TOTAL	22,451,545
		Non-Agency Mortgage – 1.0%
59,239		Bank of America Mortgage Securities 2003-A, Class 1A1, 5.872%, 2/25/2033	52,854
493,273	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.629%, 2/3/2029	135,650
2,007,259		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,923,873
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.783%, 11/20/2035	73,755
1,327,785		Countrywide Home Loans 2006-OA5, Class 2A3, 0.601%, 4/25/2046	271,204
1,094,065		Crusade Global Trust 2005-1, Class A1, 0.313%, 6/17/2037	1,043,806
792,933		Impac CMB Trust 2004-7, Class 1A2, 1.151%, 11/25/2034	351,309
985,967		Impac CMB Trust 2004-9, Class 1A2, 1.111%, 1/25/2035	452,971
4,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 0.501%, 2/25/2037	350,734
1,926,293		Washington Mutual 2006-AR1, Class 2A1B, 1.614%, 1/25/2046	756,988
2,549,585		Washington Mutual 2006-AR15, Class 1A, 1.384%, 11/25/2046	1,422,375
1,319,516		Washington Mutual 2006-AR17, Class 1A, 1.364%, 12/25/2046	595,183
301,416		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.466%, 7/25/2034	287,381
349,145		Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.721%, 7/25/2034	337,362
		TOTAL	8,055,445
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $69,371,991)	59,394,987
		Government AgencY – 0.5%
		Federal National Mortgage Association – 0.5%
4,000,000		Federal National Mortgage Association, 2.875%, 10/12/2010 (IDENTIFIED COST $4,002,461)	4,075,572
		U.S. Treasury – 6.9%
54,457,000		U.S. Treasury Inflation Protected Note, Series A-2016, 2.00%, 1/15/2016 (IDENTIFIED COST $58,004,355)	57,520,294
		MUTUAL FUNDS – 22.3%;4
621,190		Emerging Markets Fixed Income Core Fund	14,976,362
2,032,368		Federated Mortgage Core Portfolio	20,425,299
662,403		Federated Project and Trade Finance Core Fund	6,577,663
3,455,680		High Yield Bond Portfolio	21,667,111
122,045,707	[5]	Prime Value Obligations Fund, Institutional Shares, 0.18%	122,045,707
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $180,840,537)	185,692,142
		Repurchase Agreement – 1.8%
$15,000,000		Interest in $5,371,000,000 joint repurchase agreement 0.00001%, dated 12/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,371,000,006 on 1/4/2010. The securities provided as collateral at the end of the period were U.S Treasury securities with various maturities to 8/15/2019 and the market value of those underlying securities was $5,478,420,099. (AT COST)	15,000,000
		TOTAL INVESTMENTS — 99.1% (IDENTIFIED COST $828,156,162)[6]	826,020,379
		OTHER ASSETS AND LIABILITIES - NET — 0.9%[7]	7,105,129
		TOTAL NET ASSETS — 100%	$833,125,508

At December 31, 2009, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[8]United States Treasury Notes 2-Year Short Futures	300	$64,879,688	March 2010	$265,905
[8]United States Treasury Notes 5-Year Short Futures	100	$11,438,281	March 2010	$211,552
[8]United States Treasury Notes 10-Year Short Futures	100	$11,545,313	March 2010	$256,864
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$734,321

At December 31, 2009, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
4/12/2010	188,125 Euro	$265,275	$(4,365)
4/11/2011	3,525,255 Euro	$4,975,545	$(70,764)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(75,129)

Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities - Net”.

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2009, these restricted securities amounted to $66,700,513, which represented 8.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2009, these liquid restricted securities amounted to $66,511,683, which represented 8.0% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated companies.
5	7-Day net yield.
6	At December 31, 2009, the cost of investments for federal tax purposes was $828,156,162. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from futures contracts and foreign exchange contracts was $2,135,783. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,123,648 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,259,431.
7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at December 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 6.629%,	2/3/2029 - 7/9/1999	$403,790	$135,650
KLIO Funding Ltd. 2004-1A, Class A1, 0.828%, 4/23/2039	10/30/2006	1,421,963	42,649
NC Finance Trust 1999-1, Class D, 8.75%,	1/25/2029 - 2/23/1999	108,887	10,531

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Adjustable-Rate Mortgages	$ —	$15,169,707	$ —	$15,169,707
Asset-Backed Securities	—	283,676,955	10,531	283,687,486
Corporate Bonds	—	203,416,227	—	203,416,227
Mortgage-Backed Securities	—	2,063,964	—	2,063,964
Collateralized Mortgage Obligations	—	59,394,987	—	59,394,987
Government Agency	—	4,075,572	—	4,075,572
U.S. Treasury	—	57,520,294	—	57,520,294
Mutual Funds	185,692,142	—	—	185,692,142
Repurchase Agreement	—	15,000,000	—	15,000,000
TOTAL SECURITIES	$185,692,142	$640,317,706	$10,531	$826,020,379
OTHER FINANCIAL INSTRUMENTS**	$734,321	$(75,129)	$ —	$659,192
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include futures contracts and foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of October 1, 2009	$10,542
Change in unrealized appreciation (depreciation)	282,048
Realized gain (loss)	(282,059)
Balance as of December 31, 2009	$10,531
The total change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2009.	$ —

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
NIM	— Net Interest Margin
OPT	— Option
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. CHRISTOPHER DONAHUE
J. Christopher Donahue
Principal Executive Officer

Date June 22, 2010

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010